STOCKHOLDERS' DEFICIT, STOCK OPTIONS AND WARRANTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
STOCKHOLDERS' DEFICIT, STOCK OPTIONS AND WARRANTS [Abstract]
Summary of Transactions for Stock Options and Warrants
	Stock Options		Warrants
		Average		Average
	Number of	Exercise	Number of	Exercise
	Shares	Price	Shares	Price
Outstanding at December 31, 2013	385,733	$6.75	461,920	$10.50

Issued	75,683	8.12	161,375	3.81
Expired	(7,879)	23.58	(81,851)	13.54
Exercised	(4,936)	1.76	(40,722)	8.38

Outstanding at December 31, 2014	448,601	$7.51	500,722	$7.95

Issued	66,926	3.14	126,310	13.49
Expired	(7,136)	13.55	(1,567)	14.04
Exercised	-	-	-	-

Outstanding at June 30, 2015	508,391	$6.96	625,465	$9.06

	Stock Options		Warrants
		Average		Average
	Number of	Exercise	Number of	Exercise
	Shares	Price	Shares	Price
Outstanding at December 31, 2012	168,856	$6.75	468,431	$9.75

Issued	239,816	6.75	343,196	9.00
Expired	(15,467)	18.00	(111,025)	13.50
Exercised	(7,472)	0.75	(238,682)	8.25

Outstanding at December 31, 2013	385,733	$6.75	461,920	$10.50

Issued	75,683	8.12	161,375	3.81
Expired	(7,879)	23.58	(81,851)	13.54
Exercised	(4,936)	1.76	(40,722)	8.38

Outstanding at December 31, 2014	448,601	$7.51	500,722	$7.95

Summary of Status of Options and Warrants Outstanding
Range of Prices		Shares	Weighted Remaining Life
Options
	$0.75	7,333	6.02
	$3.10	59,681	10.00
	$3.45	7,245	9.76
	$4.875	134	7.70
	$5.25	2,031	7.19
	$5.625	192,000	7.71
	$5.925	23,206	7.72
	$6.00	123,998	7.13
	$6.50	3,845	9.51
	$6.60	5,332	6.57
	$8.25	3,636	9.26
	$9.9375	3,019	8.04
	$10.50	3,238	8.04
	$11.25	13,666	7.60
	$12.75	3,401	8.29
	$13.875	2,160	8.76
	$15.00	3,334	8.72
	$17.25	40,261	8.69
	$18.75	3,334	8.65
	$20.25	4,940	8.51
	$21.75	1,336	8.28
	$23.85	1,260	8.26
	Total	508,391

Warrants
	$0.75	400	0.44
	$6.00	102,857	2.71
	$9.00	2,666	2.58
	$9.75	155,545	4.10
	$11.25	203,801	2.52
	$12.375	71,257	4.11
	$12.38	5,557	4.36
	$13.50	4,444	2.97
	$14.85	23,612	2.92
	$20.25	1,481	3.63
	$24.375	53,845	3.60
	Total	625,465

Range of Exercise Prices		Shares	Weighted Average Remaining Life
Options:
	$0.75	7,333	6.52
	$4.875	134	8.20
	$5.25	2,031	7.62
	$5.625	192,000	8.21
	$5.925	23,206	8.22
	$6.00	123,998	7.63
	$6.50	3,845	10.00
	$6.60	5,332	7.07
	$8.25	3,636	9.76
	$9.9375	3,019	8.54
	$10.50	3,238	8.54
	$11.25	13,666	8.08
	$12.75	10,069	9.29
	$13.875	2,160	9.25
	$15.00	3,334	9.22
	$17.25	40,261	9.19
	$18.75	3,335	9.15
	$20.25	4,940	9.01
	$21.75	1,336	8.77
	$23.85	1,260	8.75
	$24.75	334	8.73
	$25.6125	134	8.49
	Total	448,601

Warrants:
	$0.75	400	0.94
	$6.00	102,857	3.20
	$9.00	2,666	3.07
	$11.25	204,200	3.02
	$12.375	71,257	4.61
	$12.38	5,557	4.85
	$13.50	4,444	3.47
	$14.85	23,612	3.41
	$15.00	1,168	0.09
	$20.25	1,481	4.13
	$24.375	83,080	4.46
	Total	500,722

Schedule of Listing of Stock Options and Warrants
Stock Options:
Year	Shares	Price
2011	11,666	$0.75
2012	126,029	5.25 - 6.00
2013	238,088	4.875 - 23.85
2014	65,681	6.50 - 18.75
2015	66,926	3.10 - 3.45
Total	508,391	$.75 - 25.613

Warrants:
Year	Shares	Price
2010	400	0.75
2011	-	-
2012	69,801	11.25
2013	267,579	6.00- 14.85
2014	161,375	12.375 - 24.375
2015	126,310	$9.75 - 24.375
Total	625,465	$0.75 - 24.375

Stock Options:
Year	Shares	Price
2011	11,666	$.75
2012	126,029	5.25 - 6.00
2013	238,556	4.875 - 25.613
2014	72,350	6.50 - 18.75
Total	448,601	$.75 - 25.613

Warrants:
Year	Shares	Price
2010	400	.75
2012	71,368	11.25 - 15.00
2013	267,579	6.00 - 14.85
2014	161,375	$12.375 - 24.375
Total	500,722	$.75 - 24.375